Right-of-use assets and Lease liabilities - Maturity of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	$ 514	$ 488
Total lease liabilities	406	385
Not later than one year
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	80	82
Total lease liabilities	67	70
Between one and five years
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	197	203
Total lease liabilities	157	168
Later than five years
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	237	203
Total lease liabilities	$ 182	$ 147